SHARE-BASED COMPENSATION - Fair Value Assumptions - Restricted Shares (Details) - Restricted shares	1 Months Ended
	Aug. 31, 2023 $ / shares	Jul. 31, 2023 $ / shares	Aug. 31, 2022 $ / shares	Aug. 31, 2021 $ / shares	Aug. 31, 2023 ¥ / shares	Jul. 31, 2023 ¥ / shares	Aug. 31, 2022 ¥ / shares	Aug. 31, 2021 ¥ / shares
Fair value assumptions
Risk-free rate of return (as a percent)	4.66%
Volatility (as a percent)	61.40%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Share price at grant date | (per share)	$ 1.6025	$ 1.5000	$ 3.3650	$ 7.4500	¥ 11.4	¥ 10.7	¥ 22.7	¥ 48.2
Minimum
Fair value assumptions
Risk-free rate of return (as a percent)		4.94%	2.82%	0.07%
Volatility (as a percent)		66.64%	53.14%	49.271%
Expected term	1 year	9 months 6 days	1 year	1 year
Maximum
Fair value assumptions
Risk-free rate of return (as a percent)		5.50%	2.98%	0.33%
Volatility (as a percent)		67.86%	54.15%	50.295%
Expected term	3 years	1 year 9 months 6 days	3 years	3 years